Supplemental Oil and Gas Information (Unaudited) (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves
Beginning of year	$ 1,025,447	$ 387,068	$ 176,241
Sale of oil and natural gas produced, net of production costs	(108,424)	(113,400)	(52,287)
Purchase of minerals in place	148,098	365,832	114,595
Sale of minerals in place	(12)
Reserves retained by predecessor		(1,940)
Extensions and discoveries	106,466	49,767	8,526
Changes in income taxes, net	1,947	(1,947)	(1,506)
Changes in prices and costs	(262,947)	178,501	44,321
Previously estimated development costs incurred	55,779	205	2,228
Net changes in future development costs	(19,561)	(37,199)	(1,696)
Revisions of previous quantities	(34,351)	126,079	98,983
Accretion of discount	102,739	60,036	17,721
Change in production rates and other	(20,769)	12,445	(20,058)
End of year	$ 994,412	$ 1,025,447	$ 387,068